MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 -  Schedule 4

Client Name:
Client Project Name:	MSRM 2026-DSC2
Start - End Dates:	11/18/2026 - 12/16/2026
Deal Loan Count:	18

Rating Agency ATR QM Data Fields

Loans in Report:	18

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
10178819	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.875	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
10178794	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.375	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
10178861	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.2499	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178744	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.5	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178871	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.625	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178759	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178748	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.375	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178847	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.125	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178833	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.875	Employed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178859	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.2499	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178872	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.8751	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178875	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.4999	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178807	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.625	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178806	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178803	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.25	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
10178750	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.5	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178854	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.1251	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
10178765	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.125	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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